Total
UBS Municipal Bond Fund
UBS Municipal Bond Fund

The UBS Funds

Prospectus Supplement | January 10, 2022

Includes:

•  UBS Municipal Bond Fund

Dear Investor,

The purpose of this supplement is to update the information in the Prospectus relating to Class A and Class P shares, dated October 28, 2021, for UBS Municipal Bond Fund, a series of The UBS Funds, as follows:

On page 52 of the Prospectus, the returns for the Fund's secondary benchmark, the Bloomberg Municipal Managed Money Intermediate (1-17) Index, for the 1 year, 5 years and Life of class periods that appear in the "Average annual total returns" table are replaced with the following:

Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception
UBS Municipal Bond Fund | Bloomberg Municipal Managed Money Intermediate (1-17) Index	5.70%	3.69%	3.69%

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.